SCHEDULE OF CASH AND CASH EQUIVALENTS (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Cash and Cash Equivalents [Abstract]
Cash at banks	$ 1,187,918	$ 1,527,543	$ 1,205,951
Deposit with online payment system	50,040	64,347
Fixed deposits (certificates of deposit)	4,493,701	5,778,450
Cash and cash equivalents per consolidated statement of cash flows	$ 5,731,659	$ 7,370,340	$ 1,205,951